Inventories, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories, net [Abstract]
Inventories recognized	$ 170,351	$ 174,029
Recognized as marketing expenses	6,659	3,867
Write-down to net realizable value	$ 5,717	$ 5,391